Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets at Fair Value Through Profit or Loss

	Group
	2019 £m	2018 £m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	80	81

	92	94
Debt securities	294	3,251
Equity securities	0	—
Reverse repurchase agreements – non trading	0	2,272

	386	5,617